Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 47.8	$ 20.2
Current contract assets	47.8	20.2
Non-current accrued revenue	1.0	0.0
Non-current contract asset	1.0	0.0
Total contract asset	48.8	20.2
Contract With Customer Liability Net Current [Abstract]
Current deferred mobilization, demobilization and contract preparation revenue	(14.4)	(3.9)
Contract With Customer Liability Net Non-Current [Abstract]
Non-current deferred mobilization, demobilization and contract preparation revenue	(5.9)	(2.5)
Total contract liability	(20.3)	(6.4)
Accrued revenue	47.8	$ 20.2
Deferred Demobilization Revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	0.9
Contract With Customer Liability Net Non-Current [Abstract]
Accrued revenue	$ 0.9